Employee Benefits - Benefit Obligations and Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Benefit Obligation
Curtailment gain				$ (1.7)
Change in Plan Assets
Ending balance			638.9	559.7
Current liabilities	(13.5)		(13.6)	(14.2)
Non-current liabilities	(306.3)		(320.8)	(504.4)
Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	842	930	930	856
Service cost		1	3	3	3
Interest cost	10	9	36	41	42
Actuarial (gain) loss			(68)	81
Special termination benefits				1	1
Effect of changes in exchange rates			(4)	1
Benefits paid (net of participant contributions and Medicare subsidy)			(55)	(53)
Benefit obligation at end of year			842	930	856
Accumulated benefit obligation at end of year			838	925
Change in Plan Assets
Beginning balance	639.0	560.0	560.0	497.0
Actual return on plan assets			89	69
Employer contributions			48	46
Effect of changes in exchange rates			(3)	1
Benefits paid (net of participant contributions)			(55)	(53)
Ending balance			639.0	560.0	497.0
Funded status			(203)	(370)
Non-current liabilities			(203.0)	(370.0)
Net benefit liability at the end of the year			(203)	(370)
Other Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	114	130	130	143
Service cost			1	1	1
Interest cost	1	1	4	6	8
Plan amendments				(11)
Actuarial (gain) loss			(7)	6
Special termination benefits					1
Effect of changes in exchange rates			(1)	1
Curtailment gain				(2.0)
Benefits paid (net of participant contributions and Medicare subsidy)			(13)	(14)
Benefit obligation at end of year			114	130	143
Change in Plan Assets
Employer contributions			14	15
Benefits paid (net of participant contributions)			(14)	(15)
Funded status			(114)	(130)
Current liabilities			(12.0)	(13.0)
Non-current liabilities			(102.0)	(117.0)
Net benefit liability at the end of the year			$ (114)	$ (130)